Document and Entity Information	Aug. 25, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 25, 2016
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Aug. 25, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Aug. 01, 2016
Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	CEBXX
Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX